Trade Receivables	12 Months Ended
Mar. 31, 2026
TextBlock1 [Abstract]
Trade Receivables
(6) Trade
Receivables
Trade receivables are classified as financial assets measured at amortized cost.
Trade receivables as of March 31, 2025 and 2026 consist of the following:

	Yen (millions)
	2025	2026
Trade accounts and notes receivable	¥894,214	¥922,805
Other	275,099	356,409
Allowance for impairment losses	(8,466)	(8,738)

Total	¥1,160,847	¥1,270,476

The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen (millions)
	2024	2025	2026
Balance at beginning of year	¥8,620	¥8,402	¥8,466

Remeasurement	¥274	¥490	¥75
Write-offs	(1,114)	(133)	(492)
Exchange differences on translating foreign operations	622	(293)	689

Balance at end of year	¥8,402	¥8,466	¥8,738